Future Minimum Lease Payments Required under Operating Leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
2016	$ 24
2017	24
2018	24
2019	24
2020	12
2021 and beyond	0
TOTAL	$ 108